Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Capitalized Lease Rights at Cost
Capitalized lease rights, at cost as of December 31, 2015 and 2014, are as follows:

(in US$ millions)	2015	2014
Land lease rights	32.1	35.5
Jetty lease rights	7.9	8.9
At cost	40.0	44.4
Accumulated amortization	(4.8)	(4.2)
Net intangibles assets	35.2	40.2